UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21583

CLOUGH GLOBAL ALLOCATION FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin Douglas

Clough Global Allocation Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2010

Item 1 – Schedule of Investments.

Clough Global

Allocation Fund

STATEMENT OF INVESTMENTS

June 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS 92.68%
Basic Materials 0.96%
Anglo American PLC - ADR(a)	7,194	$123,953
Anglo Platinum, Ltd.(a)	6,181	587,094
Cabot Corp.	9,100	219,401
Gerdau S.A. - ADR	25,529	336,472
JSR Corp.	14,200	241,873

		1,508,793

Communications 6.59%
Centron Telecom International Holdings, Ltd.	261,800	68,922
China Telecom Corp., Ltd.	688,000	332,209
Chunghwa Telecom Co., Ltd. - ADR	45,844	902,669
Cisco Systems, Inc.(a)	140,100	2,985,531
Google, Inc. - Class A(a)	2,500	1,112,375
NET Servicos de Comunicacao S.A. - ADR(a)	68,434	642,595
News Corp.	34,200	409,032
NII Holdings, Inc.(a)	12,223	397,492
QUALCOMM, Inc.	36,600	1,201,944
Time Warner, Inc.	13,100	378,721
Verizon Communications, Inc.	44,100	1,235,682
The Walt Disney Co.	23,400	737,100

		10,404,272

Consumer Cyclical 14.86%
361 Degrees International, Ltd.	32,000	23,013
American Axle & Manufacturing Holdings, Inc.(a)	95,800	702,214
AMR Corp.(a)	120,700	818,346
Anta Sports Products, Ltd.	401,600	731,316
Bosideng International Holdings, Ltd.	804,000	217,858
China Dongxiang Group Co.	1,716,900	1,157,550
China Lilang, Ltd.	900,300	1,015,119
Chow Sang Sang Holdings International, Ltd.	144,000	245,582
Cooper Tire & Rubber Co.	26,810	522,795
Federal-Mogul Corp.(a)	2,331	30,350
Ford Motor Co.(a)(b)	109,233	1,101,069
Gafisa S.A. - ADR(b)	26,000	314,860
Gol Linhas Aereas Inteligentes S.A. - ADR(b)	126,307	1,530,841
GOME Electrical Appliances Holdings, Ltd.(a)	174,600	53,365
The Goodyear Tire & Rubber Co.(a)	204,915	2,036,855
Hengdeli Holdings, Ltd.	722,400	314,494
Hyatt Hotels Corp.(a)	10,400	385,736
Intercontinental Hotels Group PLC	11,206	177,977
Intime Department Store Group Co., Ltd.	415,200	418,564
Little Sheep Group, Ltd.(c)	59,000	35,460
Man Wah Holdings, Ltd.(a)	988,600	964,872
Maoye International Holdings, Ltd.	1,032,800	374,025
New World Department Store China, Ltd.	385,000	351,038
NVC Lighting Holdings, Ltd.(a)	245,000	72,365
PCD Stores, Ltd.(a)(c)	507,000	159,518
Ports Design, Ltd.	68,200	175,166
Regal Hotels International Holdings, Ltd.	238,390	93,986
Starwood Hotels & Resorts Worldwide, Inc.	30,600	1,267,758

Tam S.A. - ADR	29,804	415,766
Tenneco, Inc.(a)	141,546	2,980,959
TRW Automotive Holdings Corp.(a)	32,100	884,997
UAL Corp.(a)(b)	110,383	2,269,474
US Airways Group, Inc.(a)	150,864	1,298,939
XTEP International Holdings, Ltd.	393,600	326,530

		23,468,757

Consumer Non-cyclical 3.14%
Aegean Marine Petroleum Network, Inc.	57,500	1,148,850
BaWang International Group Holding, Ltd.	67,000	47,925
BioMarin Pharmaceutical, Inc.(a)	4,263	80,826
China Agri-Industries Holdings, Ltd.	201,000	234,378
China Foods, Ltd.	90,000	52,935
Gilead Sciences, Inc.(a)	10,000	342,800
Hypermarcas S.A.(a)	19,600	251,380
Kraft Foods, Inc.	32,700	915,600
Localiza Rent a Car S.A.	57,400	660,498
Mills Estruturas e Servicos de Engenharia S.A.(a)	86,452	655,694
Molecular Insight Pharmaceuticals, Inc.(a)	45,323	74,783
Santos Brasil Participacoes S.A.	60,000	498,615

		4,964,284

Energy 15.53%
Coal 1.27%
Alpha Natural Resources, Inc.(a)	20,600	697,722
Arch Coal, Inc.	6,900	136,689
Consol Energy, Inc.	7,400	249,824
Patriot Coal Corp.(a)	6,805	79,959
Peabody Energy Corp.	7,200	281,736
Walter Energy, Inc.	9,100	553,735

		1,999,665

Oil & Gas Producers 10.15%
Cabot Oil & Gas Corp.	9,900	310,068
Canadian Natural Resources, Ltd.	47,800	1,588,394
Devon Energy Corp.	10,000	609,200
Encana Corp.	4,630	140,474
EOG Resources, Inc.	14,200	1,396,854
Exxon Mobil Corp.	7,900	450,853
Forest Oil Corp.(a)	2,400	65,664
InterOil Corp.(a)(b)	42,356	1,881,030
Newfield Exploration Co.(a)	19,700	962,542
Noble Energy, Inc.	8,547	515,641
Occidental Petroleum Corp.	37,400	2,885,410
OGX Petroleo e Gas Participacoes S.A.(a)	221,600	2,058,854
Petrohawk Energy Corp.(a)	30,400	515,888
Petroleo Brasileiro S.A. - Sponsored ADR	2,289	68,212
Rosetta Resources, Inc.(a)	41,600	824,096
Suncor Energy, Inc.	45,682	1,344,878
Swift Energy Co.(a)	15,200	409,032

		16,027,090

Oil & Gas Services 4.11%
Calfrac Well Services, Ltd.	19,200	352,600
Cameron International Corp.(a)	37,463	1,218,297
Helmerich & Payne, Inc.(b)	40,700	1,486,364
Nabors Industries, Ltd.(a)	63,056	1,111,047
National Oilwell Varco, Inc.	39,593	1,309,340
Superior Well Services, Inc.(a)(b)	42,669	713,425
Trican Well Service, Ltd.	24,600	314,967

		6,506,040

TOTAL ENERGY		24,532,795

Financial 31.45%
Banks 5.77%
Banco Bradesco S.A. - ADR	27,810	441,067
Banco Santander Brasil S.A. - ADR	56,900	587,777
Bank of China, Ltd.	3,919,000	1,998,026
Bank of Communications Co., Ltd.	249,000	265,088
BOC Hong Kong Holdings, Ltd.	702,000	1,610,104
China Construction Bank Corp.	1,508,000	1,227,795
Itau Unibanco Holding S.A. - ADR	63,440	1,142,554
Lloyds Banking Group PLC(a)	378,200	303,442
Mizuho Financial Group, Inc.	346,800	576,594
New York Community Bancorp, Inc.	21,600	329,832
Popular, Inc.(a)	25,386	68,035
Regions Financial Corp.	86,500	569,170

		9,119,484

Diversified Financial Services 4.31%
Bank of America Corp.(b)	241,300	3,467,481
CIT Group, Inc.(a)	14,500	490,970
Citigroup, Inc.(a)	128,400	482,784
Knight Capital Group, Inc.(a)	108,786	1,500,159
The PMI Group, Inc.(a)(b)	47,676	137,784
Radian Group, Inc.	100,300	726,172

		6,805,350

Insurance 4.74%
Arch Capital Group, Ltd.(a)	4,900	365,050
China Pacific Insurance Group Co., Ltd.(c)	97,000	388,030
Genworth Financial, Inc.(a)	80,315	1,049,717
Hartford Financial Services Group, Inc.	51,500	1,139,695
Lincoln National Corp.	84,688	2,057,072
Maiden Holdings, Ltd.(c)	23,900	157,023
MBIA, Inc.(a)	87,842	492,794
MGIC Investment Corp.(a)(b)	112,714	776,599
Torchmark Corp.	21,555	1,067,188

		7,493,168

Investment Companies 5.05%
Apollo Investment Corp.	257,789	2,405,171
Ares Capital Corp.	149,524	1,873,536
BlackRock Kelso Capital Corp.	105,700	1,043,259
Golub Capital BDC, Inc.	27,500	396,550
Indochina Capital Vietnam Holdings, Ltd.(a)(d)	24,452	89,983
PennantPark Investment Corp.	177,530	1,695,412
Solar Capital, Ltd.	24,782	477,301

		7,981,212

Real Estate 1.36%
China South City Holdings, Ltd.(a)(c)	1,178,000	178,510
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	31,400	341,660
Inpar S.A.(a)	146,300	222,084
Mingfa Group International Co., Ltd.(c)	579,100	165,098
PDG Realty S.A. Empreendimentos e Participacoes	117,800	986,779
Wharf Holdings, Ltd.	52,000	254,761

		2,148,892

REITS 10.22%
Annaly Capital Management, Inc.	293,200	5,028,380
Anworth Mortgage Asset Corp.(b)	160,614	1,143,572
Apollo Commercial Real Estate Finance, Inc.	50,100	824,646
Capstead Mortgage Corp.	78,903	872,667
Chimera Investment Corp.	165,632	597,931
Hatteras Financial Corp.	98,400	2,737,488
Hatteras Financial Corp.(c)	50,300	1,399,346
Host Hotels & Resorts, Inc.	106,535	1,436,092
Invesco Mortgage Capital, Inc.	44,800	896,448
MFA Financial, Inc.	161,339	1,193,909
Regal Real Estate Investment Trust	37,439	8,798

		16,139,277

TOTAL FINANCIAL		49,687,383

Industrial 11.21%
Arrow Electronics, Inc.(a)	47,800	1,068,330
Avnet, Inc.(a)	21,900	528,009
BE Aerospace, Inc.(a)	74,995	1,907,123
Bombardier, Inc.	178,600	812,009
Chicago Bridge & Iron Co.(a)	75,279	1,415,998
Crown Holdings, Inc.(a)	79,200	1,983,168
Douglas Dynamics, Inc.(a)	8,100	93,150
Flowserve Corp.	2,600	220,480
Foster Wheeler AG(a)	46,500	979,290
Fosun International, Ltd.	351,500	248,270
General Cable Corp.(a)	61,700	1,644,305
Golar LNG, Ltd.	3,654	36,065
Honeywell International, Inc.	41,500	1,619,745
Jardine Strategic Holdings, Ltd.	21,295	443,362
Julio Simoes Logistica S.A.(a)	156,100	709,152
Landstar System, Inc.	7,100	276,829
Louisiana-Pacific Corp.(a)	32,901	220,108
Magal Security Systems, Ltd.(a)	72,925	199,085
McDermott International, Inc.(a)	16,851	364,993
Owens-Illinois, Inc.(a)	50,754	1,342,443
Rheinmetall AG	4,100	236,371
Terex Corp.(a)	16,799	314,813
Tiger Airways Holdings, Ltd.(a)(c)	51,200	66,593
TransDigm Group, Inc.	17,635	899,914
Zhuzhou CSR Times Electric Co., Ltd.	39,000	83,340

		17,712,945

Technology 6.19%
Apple, Inc.(a)	7,973	2,005,449
CA, Inc.	12,550	230,920
Fiserv, Inc.(a)	10,400	474,864
Intel Corp.	104,500	2,032,525
Kingboard Chemical Holdings, Ltd.	41,980	182,219
Microsoft Corp.	163,242	3,756,199
Seagate Technology(a)	60,333	786,742
Western Digital Corp.(a)	10,400	313,664

		9,782,582

Utilities 2.75%
AES Tiete S.A.	22,725	259,858
Calpine Corp.(a)	224,195	2,851,760
Centrais Eletricas Brasileiras S.A.	18,600	248,344
DPL, Inc.	28,900	690,710
EDP - Energias do Brasil S.A.(c)	15,100	296,562

		4,347,234

TOTAL COMMON STOCKS
(Cost $143,508,609)			146,409,045

EXCHANGE TRADED FUNDS 4.82%
iShares iBoxx $ High Yield Corporate Bond Fund(b)		32,701	2,776,315
SPDR Gold Trust(a)		39,800	4,842,864

			7,691,179

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,357,868)			7,691,179

RIGHTS & WARRANTS 0.01%
Bank of Communications Co., Ltd., Rights (exercisable 06/24/2010 - 07/09/2010, subscription price 5.14 HKD)(a)		37,350	14,965

Kingboard Chemical Holdings, Ltd., Warrants (exercisable 05/05/2010 - 10/31/2012, subscription price 40.00 HKD)(a)		4,198	1,655

TOTAL FINANCIAL			16,620

TOTAL RIGHTS & WARRANTS
(Cost $0)			16,620

Description and Maturity Date	Coupon Rate	Principal Amount	Value
CORPORATE BONDS 25.49%
ACE INA Holdings, Inc.
02/15/2017	5.700%	$200,000	219,416
Adaro Indonesia PT
10/22/2019(e)	7.625%	450,000	456,750
Alliant Techsystems, Inc.
04/01/2016	6.750%	650,000	640,250
American Axle & Manufacturing, Inc.
03/01/2017	7.875%	535,000	466,788
Analog Devices, Inc.
07/01/2014	5.000%	350,000	378,782
AON Corp.
12/14/2012	7.375%	365,000	404,936
Arrow Electronics, Inc.
04/01/2020	6.000%	250,000	259,015
ArvinMeritor, Inc.
03/15/2018	10.625%	425,000	452,625
AT&T, Inc.
02/15/2019	5.800%	525,000	592,614
Ball Corp.
03/15/2018	6.625%	650,000	653,250
Bank of America Corp.
12/01/2017	5.750%	900,000	935,338
BE Aerospace, Inc.
07/01/2018	8.500%	525,000	552,562
The Boeing Co.
03/15/2014	5.000%	250,000	278,394
Bombardier, Inc.
05/01/2034(c)	7.450%	505,000	472,175
BorgWarner, Inc.
10/01/2019	8.000%	400,000	458,641

Bottling Group LLC
01/15/2019	5.125%	600,000	668,283
Burlington Northern Santa Fe Corp.
05/01/2017	5.650%	725,000	811,987
Carolina Power & Light Co.
01/15/2019	5.300%	600,000	672,664
CITIC Resources Holdings, Ltd.
05/15/2014(e)	6.750%	450,000	445,500
Computer Sciences Corp.
03/15/2018	6.500%	400,000	446,886
The Connecticut Light & Power Co.
Series 09-A, 02/01/2019	5.500%	450,000	501,488
Constellation Brands, Inc.
09/01/2016	7.250%	675,000	684,281
Crown Americas LLC / Crown Americas Capital Corp. II
05/15/2017(c)	7.625%	700,000	728,000
Devon Financing Corp. ULC
09/30/2011	6.875%	630,000	672,871
Eaton Vance Corp.
10/02/2017	6.500%	750,000	854,656
Enbridge Energy Partners LP
03/01/2019	9.875%	375,000	493,865
Felcor Lodging LP
10/01/2014	10.000%	450,000	472,500
Florida Power Corp.
06/15/2018	5.650%	400,000	455,749
Ford Motor Credit Co. LLC
10/01/2014	8.700%	850,000	886,952
Forest Oil Corp.
06/15/2019	7.250%	600,000	582,000
General Cable Corp.
04/01/2017	7.125%	700,000	696,500
General Dynamics Corp.
02/01/2014	5.250%	590,000	662,631
General Mills, Inc.
02/15/2012	6.000%	600,000	646,823
Genworth Financial, Inc.
06/15/2020	7.700%	450,000	450,593
Gol Finance
04/03/2017	7.500%	170,000	168,300
Goodrich Corp.
03/01/2019	6.125%	425,000	492,673
The Goodyear Tire & Rubber Co.
05/15/2016	10.500%	650,000	710,125
Hanesbrands, Inc.
12/15/2016	8.000%	490,000	499,187
Hasbro, Inc.
05/15/2014	6.125%	305,000	325,035
03/15/2040	6.350%	75,000	76,767
Hewlett-Packard Co.
03/01/2018	5.500%	300,000	346,289
Iron Mountain, Inc.
01/01/2016	6.625%	625,000	617,188
JPMorgan Chase & Co.
04/23/2019	6.300%	675,000	764,244
Lear Corp.
03/15/2018	7.875%	600,000	604,500
McDonald’s Corp.
02/01/2019	5.000%	600,000	670,124
Nabors Industries, Inc.
01/15/2019	9.250%	550,000	677,657

National Oilwell Varco, Inc.
Series B, 08/15/2015	6.125%	545,000	563,489
Newfield Exploration Co.
09/01/2014	6.625%	400,000	404,500
05/15/2018	7.125%	250,000	248,750
Oracle Corp.
04/15/2018	5.750%	255,000	295,868
PacifiCorp
01/15/2019	5.500%	600,000	677,639
Patriot Coal Corp.
04/30/2018	8.250%	340,000	328,950
Petrohawk Energy Corp.
06/01/2015	7.875%	675,000	680,062
Pioneer Natural Resources Co.
03/15/2017	6.650%	650,000	656,993
President and Fellows of Harvard College
10/01/2037	6.300%	600,000	681,661
Provident Cos., Inc.
07/15/2018	7.000%	425,000	452,721
Public Service Co. of Colorado
06/01/2019	5.125%	600,000	666,011
Public Service Electric & Gas Co.
11/01/2013	6.330%	600,000	684,013
Range Resources Corp.
05/15/2019	8.000%	600,000	629,250
Rearden G Holdings EINS GmbH
03/30/2020(c)	7.875%	440,000	446,600
Roche Holdings, Inc.
03/01/2019(c)	6.000%	600,000	700,626
Silgan Holdings, Inc.
08/15/2016	7.250%	500,000	515,000
South Carolina Electric & Gas Co.
11/01/2018	5.250%	400,000	442,068
Spirit Aerosystems, Inc.
10/01/2017	7.500%	550,000	541,750
Star Energy Geothermal Wayang Windu, Ltd.
02/12/2015(c)	11.500%	450,000	468,000
Starwood Hotels & Resorts Worldwide, Inc.
05/15/2018(b)	6.750%	675,000	678,375
TAM Capital 2, Inc.
01/29/2020(e)	9.500%	520,000	521,300
Tenneco, Inc.
11/15/2015	8.125%	49,000	49,490
Terex Corp.
11/15/2017	8.000%	582,000	541,260
Torchmark Corp.
06/15/2016	6.375%	275,000	288,163
The Travelers Cos., Inc.
05/15/2018	5.800%	275,000	302,302
TRW Automotive, Inc.
03/15/2014(c)	7.000%	575,000	572,125
Tyco International Finance S.A.
01/15/2019	8.500%	450,000	583,135
United Technologies Corp.
02/01/2019	6.125%	500,000	597,700
Wal-Mart Stores, Inc.
02/15/2018	5.800%	250,000	295,142
Weatherford International, Ltd.
03/01/2019(b)	9.625%	615,000	742,165

TOTAL CORPORATE BONDS
(Cost $37,266,041)			40,262,962

ASSET/MORTGAGE BACKED SECURITIES 0.87%
Freddie Mac REMICS
Series 2006-3155, Class SA, 11/15/2035(f)	36.002%	$506,650	546,315
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037(f)	20.922%	196,375	201,392
Series 2007-37, Class SB, 03/20/2037(f)	20.922%	55,071	55,958
Small Business Administration Participation Certificates
Series 2008-20L, Class 1, 12/01/2028	6.220%	515,836	575,786

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $1,248,530)			1,379,451

FOREIGN GOVERNMENT BONDS 0.59%
Brazilian Government International Bond
01/05/2016	12.500%	1,500,000	928,670
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $892,696)			928,670

GOVERNMENT & AGENCY OBLIGATIONS 27.85%
U.S. Treasury Bonds
08/15/2018	4.000%	17,300,000	19,046,228
08/15/2019	3.625%	10,500,000	11,114,418
11/15/2019	3.375%	3,000,000	3,110,391
05/15/2039	4.250%	7,000,000	7,420,000
08/15/2039	4.500%	3,000,000	3,312,657

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $42,249,700)			44,003,694

	Expiration Date	Exercise Price	Number of Contracts	Value
PURCHASED OPTIONS 11.52%
Purchased Call Options 0.04%
Halliburton Co.	January, 2011	$30.00	350	55,650

TOTAL PURCHASED CALL OPTIONS
(Cost $213,636)				55,650

Purchased Put Options 11.48%
iShares MSCI Brazil	September, 2010	58.00	920	317,400
iShares MSCI Brazil	September, 2010	62.00	233	116,500
Oil Services HOLDRs	August, 2010	100.00	110	103,675
S&P 500 Index	August, 2010	1,100.00	500	4,275,000
S&P 500 Index	September, 2010	1,050.00	280	1,876,000
S&P 500 Index	September, 2010	1,150.00	50	658,500
S&P 500 Index	September, 2010	1,175.00	345	5,275,050
S&P 500 Index	December, 2010	1,150.00	360	5,511,600

TOTAL PURCHASED PUT OPTIONS
(Cost $11,562,874)				18,133,725

TOTAL PURCHASED OPTIONS
(Cost $11,776,510)				18,189,375

	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS 6.81%
Money Market Fund
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(g)	763,563	763,563

U.S. Treasury Bills
United States Treasury Bills, Discount Notes
08/05/2010, 0.105%(h)	3,500,000	3,499,633
12/16/2010, 0.246(h)	6,500,000	6,494,086

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,756,556)		10,757,282

Total Investments - 170.64%*
(Cost $254,056,510)		269,566,278

Liabilities in Excess of Other Assets - (70.64%)		(111,591,542)

NET ASSETS - 100.00%		$157,974,736

SCHEDULE OF OPTIONS WRITTEN	Expiration Date	Exercise Price	Number of Contracts	Value
Call Options Written
Halliburton Co.	January, 2011	$45.00	350	$(2,275)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $48,655)				(2,275)

Put Options Written
iShares MSCI Brazil	September, 2010	48.00	920	(120,060)
iShares MSCI Brazil	September, 2010	55.00	233	(60,697)
Oil Services HOLDRs	August, 2010	85.00	110	(34,100)
S&P 500 Index	August, 2010	950.00	500	(1,150,000)
S&P 500 Index	September, 2010	1,050.00	280	(912,800)
S&P 500 Index	September, 2010	1,000.00	50	(234,000)
S&P 500 Index	September, 2010	1,120.00	345	(3,750,150)
S&P 500 Index	December, 2010	1,050.00	360	(3,427,200)

TOTAL PUT OPTIONS WRITTEN
(Premiums received $5,771,873)				(9,689,007)

TOTAL OPTIONS WRITTEN
(Premiums received $5,820,528)		$(9,691,282)

SCHEDULE OF SECURITIES SOLD SHORT(a)	Shares	Value
Common Stocks
American International Group, Inc.	(9,700)	$(334,068)
AvalonBay Communities, Inc.	(2,226)	(207,841)
Avery Dennison Corp.	(14,000)	(449,820)
Berkshire Hathaway, Inc.	(24,900)	(1,984,281)
BP PLC - ADR	(53,566)	(1,546,986)
Cie Generale d’Optique Essilor International S.A.	(5,600)	(335,414)
Concho Resources, Inc.	(3,500)	(193,655)
Deutsche Bank AG	(8,548)	(480,056)
Diamond Offshore Drilling, Inc.	(9,490)	(590,183)
Genuine Parts Co.	(21,194)	(836,103)
Health Management Associates, Inc.	(23,588)	(183,279)
IDEXX Laboratories, Inc.	(3,600)	(219,240)
Kohl’s Corp.	(5,300)	(251,750)
Macy’s, Inc.	(25,500)	(456,450)
Medco Health Solutions, Inc.	(4,400)	(242,352)
MGM Resorts International	(93,000)	(896,520)
Noble Corp.	(4,100)	(126,731)
PetSmart, Inc.	(5,300)	(159,901)
Pioneer Natural Resources Co.	(3,500)	(208,075)
POSCO - ADR	(1,566)	(147,705)
Quest Diagnostics, Inc.	(15,000)	(746,550)
Rowan Cos., Inc.	(5,752)	(126,199)
Seahawk Drilling, Inc.	(1,454)	(14,133)
VCA Antech, Inc.	(4,900)	(121,324)
WW Grainger, Inc.	(6,600)	(656,370)

		(11,514,986)

EXCHANGE TRADED FUNDS
iShares Russell 2000 Index Fund	(75,000)	(4,581,000)
Vanguard REIT ETF	(110,910)	(5,156,206)

		(9,737,206)

TOTAL SECURITIES SOLD SHORT
(Proceeds $20,270,110)		$(21,252,192)

Abbreviations:

ADR - American Depositary Receipt

AG-Aktiengesellschaft is a German acronym on company names meaning Public Company

ETF - Exchange Traded Fund

GmbH - a form of a limited liability corporation common in German-speaking countries

HKD - Hong Kong Dollar

HOLDRs - Holding Company Depository Receipts

LLC - Limited Liability Company

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

PT - equivalent to Public Limited Company in Indonesia

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

ULC - Unlimited Liability Company

*	All securities are being held as collateral for borrowings, written options and/or short sales as of June 30, 2010.
(a)	Non-Income Producing Security.
(b)	Loaned security; a portion or all of the security is on loan at June 30, 2010.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2010, these securities had a total value of $6,233,666 or 3.95% of net assets.
(d)	Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees. As of June 30, 2010, these securities had a total value of $89,893 or 0.06% of total net assets.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of June 30, 2010, the aggregate market value of those securities was $1,423,550, representing 0.90% of net assets.
(f)	Floating or variable rate security - rate disclosed as of June 30, 2010.
(g)	Less than 0.0005%.
(h)	Discount at purchase.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Quarterly Statement of Investments.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of June 30, 2010
Gross appreciation (excess of value over tax cost)	$28,233,208
Gross depreciation (excess of tax cost over value)	(15,217,216)
Net unrealized appreciation	$13,015,992

Cost of investments for income tax purposes	$256,550,286

Clough Global Allocation Fund N-Q June 30, 2010 – NOTES TO FINANCIALS

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Allocation Fund (the “Fund”) is a closed-end management investment company that was organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated April 27, 2004. The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

Security Valuation: The net asset value per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Fund’s Statement of Assets and Liabilities as a receivable or a payable and in the Fund’s Statement of Operations with the change in unrealized appreciation or depreciation. There were no outstanding foreign currency contracts for the Fund as of June 30, 2010.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security. As of June 30, 2010, securities which have been fair valued represented 0.06% of the Fund’s net assets.

A three–tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 -	quoted prices in active markets for identical investments
Level 2 -	Significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Clough Global Allocation Fund

Assets:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$146,319,062	$–	$89,983	$146,409,045
Exchange Traded Funds	7,619,179	–	–	7,619,179
Rights & Warrants	16,620	–	–	16,620
Corporate Bonds	–	40,262,962	–	40,262,962
Asset/Mortgage Backed Securities	–	1,379,451	–	1,379,451
Foreign Government Bonds	928,670	–	–	44,003,694
Government & Agency Obligations	44,003,694	–	–	928,670
Purchased Options	18,189,375	–	–	18,189,375
Short-Term Investments	10,757,282	–	–	10,757,282
TOTAL	$227,833,882	$41,642,413	$89,983	$269,566,278

Other Financial Instruments*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Options Written	$(9,691,282)	$–	$–	$(9,691,282)
Securities Sold Short	(21,252,192)	–	–	(21,252,192)
TOTAL	$(30,943,474)	$–	$–	$(30,943,474)

* For detailed Industry descriptions, see the accompanying Statement of Investments.

The following is a reconciliation of assets in which significant unobervable inputs (Level 3) were used in determining fair value:

Clough Global Allocation Fund

Investments in Securities	Balance as of March 31, 2010	Realized gain (loss)	Change in unrealized appreciation/(depreciation)	Net purchases (sales)	Transfers in and/or out of Level 3	Balance as of June 30, 2010
Common Stocks	$-	$-	$-	$-	$89,983	$89,983
Total	$-	$-	$-	$-	$89,983	$89,983

There were no significant transfers between Level 1 and Level 2 securities during the three-month period ended June 30, 2010.

Options: The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity for the three months ended June 30, 2010 was as follows:

Written Call Options	Contracts	Premiums
Outstanding, March 31, 2010	930	$452,200
Positions opened	—	—
Exercised	—	—
Expired	(580)	(403,545)
Closed	—	—
Outstanding, June 30, 2010	350	$48,655

Market Value, June 30, 2010		$2,275

Written Put Options	Contracts	Premiums
Outstanding, March 31, 2010	1,070	$2,110,258
Positions opened	3,728	6,743,581
Exercised	—	—
Expired	(1,070)	(2,110,258)
Closed	(930)	(971,708)
Outstanding, June 30, 2010	2,798	$5,771,873

Market Value, June 30, 2010		$9,689,007

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Item 2 – Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 26, 2010

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	August 26, 2010